FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the company looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatility as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$772	$772
Accounts and other receivable, net (current and non-current)	—	—	3,569	3,569
Financial assets (current and non-current) (1)(2)	9	55	160	224
Total (3)	$9	$55	$4,501	$4,565
Financial liabilities
Accounts payable and other (1) (3)	$—	$48	$3,386	$3,434
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,823	8,823
Exchangeable and class B shares (4)	—	—	1,501	1,501
Total	$—	$48	$13,710	$13,758
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(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $1,404 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,384 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 26 for additional information.
Included in cash and cash equivalents as at December 31, 2023 is $374 million of cash (2022: $522 million) and $398 million of cash equivalents (2022: $214 million).
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$736	$736
Accounts and other receivable, net (current and non-current)	—	—	3,191	3,191
Financial assets (current and non-current) (1)(2)	20	208	269	497
Total (3)	$20	$208	$4,196	$4,424
Financial liabilities
Accounts payable and other (1) (3)	$3	$70	$4,684	$4,757
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	12,913	12,913
Exchangeable and class B shares (4)	—	—	1,237	1,237
Total	$3	$70	$18,834	$18,907
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(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $2,150 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $2,882 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 26 for additional information.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the consolidated statements of operating results.
Net investment hedges
The company uses foreign exchange derivative contracts to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2023, a pre-tax net loss of $19 million (2022: net gain of $90 million, 2021: net gain of $62 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2023, there was a derivative asset balance of $1 million (2022: $nil) and derivative liability balance of $42 million (2022: $28 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The company uses foreign exchange contracts and option contracts to hedge highly probable future transactions and interest rate contracts to hedge the cash flows on its floating rate borrowings. For the year ended December 31, 2023, a pre-tax net gain of $22 million (2022: net gain of $229 million, 2021: net gain of $70 million) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2023, there was an unrealized derivative asset balance of $54 million (2022: $208 million) and derivative liability balance of $6 million (2022: $42 million) relating to the derivative contracts designated as cash flow hedges.
(b)Fair value hierarchical levels — financial instruments
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2023 and 2022:

	2023			2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Derivative assets	$—	$55	$—	$—	$214	$—
Other financial assets	9	—	—	14	—	—
	$9	$55	$—	$14	$214	$—
Financial liabilities
Derivative liabilities	$—	$48	$—	$—	$71	$—
Other financial liabilities	—	—	—	—	—	2
	$—	$48	$—	$—	$71	$2
There were no transfers between levels during the year ended December 31, 2023.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2023	Carrying value December 31, 2022	Valuation technique(s) and key input(s)
Derivative assets	$55	$214	Fair value of derivative contracts incorporate quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Derivative liabilities	$48	$71	Fair value of derivative contracts incorporate quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.